As filed with the Securities and Exchange Commission on March 15, 2012
1933 Act Registration No. 333-35883
1940 Act Registration No. 811-08361

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 27 ☑
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 28 ☑
(Check appropriate box or boxes)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
71 South Wacker Drive
Chicago, Illinois 60606
(Address of principal executive offices)
Registrant’s Telephone Number,
including Area Code 312-655-4400

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Stephen H. Bier, Esq.
200 West Street	Dechert LLP
New York, New York 10282	1095 Avenue of the Americas
New York, NY 10036
(Name and address of agent for service)
It is proposed that this filing will become effective (check appropriate box)
☐ Immediately upon filing pursuant to paragraph (b)
☑ On April 9, 2012 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Service Shares of Goldman Sachs Global Markets Navigator Fund.

Explanatory Note
Post-Effective Amendment No. 25 (the “Amendment”) to the Registration Statement of Goldman Sachs Variable Insurance Trust was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 2, 2011 to register shares of Goldman Sachs Global Markets Navigator Fund, a new series of the Registrant. Pursuant to Rule 485(a)(2), the Amendment would have become effective on February 15, 2012. On February 14, 2012, Post-Effective Amendment No. 26 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to March 16, 2012. This Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 9, 2012 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.
PART C — OTHER INFORMATION
Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated September 16, 1997. 1/

	(2)	Amendment No. 1 dated October 21, 1997 to Agreement and Declaration of Trust. 2/

	(3)	Amendment No. 2 dated January 22, 1999 to Agreement and Declaration of Trust. 3/

	(4)	Amendment No. 3 dated April 28, 1999 to Agreement and Declaration of Trust. 4/

	(5)	Amendment No. 4 dated February 3, 2000 to Agreement and Declaration of Trust. 5/

	(6)	Amendment No. 5 dated August 1, 2000 to Agreement and Declaration of Trust. 6/

	(7)	Amendment No. 6 dated April 25, 2001 to Agreement and Declaration of Trust. 7/

	(8)	Amendment No. 7 dated August 1, 2002 to the Agreement and Declaration of Trust. 8/

	(9)	Amendment No. 8 dated August 4, 2005 to the Agreement and Declaration of Trust. 9/

	(10)	Amendment No. 9 dated August 4, 2005 to the Agreement and Declaration of Trust. 9/

	(11)	Amendment No. 10 dated February 9, 2006 to the Agreement and Declaration of Trust. 10/

	(12)	Amendment No. 11 dated March 16, 2006 to the Agreement and Declaration of Trust. 10/

	(13)	Amendment No. 12 dated June 19, 2008 to the Agreement and Declaration of Trust. 11/

	(14)	Amendment No. 13 dated December 17, 2009 to the Agreement and Declaration of Trust. 12/

	(15)	Amendment No. 14 dated February 10, 2011 to the Agreement and Declaration of Trust. 13/

	(16)	Amendment No. 15 dated July 25, 2011 to the Agreement and Declaration of Trust. 14/

	(17)	Amendment No. 16 dated December 15, 2011 to the Agreement and Declaration of Trust. 15/

(b)	(1)	Amended and Restated By-Laws dated October 30, 2002. 8/

	(2)	Amendment No. 1 to Amended and Restated By-Laws, dated November 4, 2004. 16/

	(3)	Amendment No. 2 to Amended and Restated By-Laws, dated October 16, 2009. 12/

	(4)	Amendment No. 3 to Amended and Restated By-Laws, dated February 10, 2011. 13/

(c)		Article II, Section 10, Article IV, Section 4, Article V, Article VI, Article VII, Article IX, Section 8, Section 9, and Section 12 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated herein by reference as Exhibit (b)(1).

(d)	(1)	Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International. 2/

	(2)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. 17/

	(3)	Fee Reduction Commitment dated April 28, 2006 by Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Registrant relating to the Growth and Income, Structured U.S. Equity, Capital Growth, Structured Small Cap Equity, Mid Cap Value and International Equity Funds. 18/

	(4)	Annex A dated December 15, 2011 to Management Agreement among Registrant, Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International on behalf of the Large Cap Value, Mid Cap Value, Structured Small Cap Equity, Structured U.S. Equity, Strategic Growth, Government Income, Core Fixed Income, Growth Opportunities, Money Market, Global Markets Navigator and Strategic International Equity Funds. 15/

	(5)	Management Agreement dated August 5, 2005 between Registrant and Goldman Sachs Asset Management, L.P. on behalf of the Equity Index Fund. 19/

	(6)	Sub-Advisory Agreement dated January 6, 2006 between Goldman Sachs Asset Management, L.P. and SSgA Funds Management, Inc., on behalf of the Equity Index Fund. 9/

(e)	(1)	Amended and Restated Distribution Agreement between Registrant and Goldman, Sachs & Co. dated February 3, 2000. 5/

	(2)	Amended Exhibit A dated December 15, 2011 to the Amended and Restated Distribution Agreement dated February 3, 2000 between Registrant and Goldman, Sachs & Co. 15/

(f)		Not Applicable.

(g)	(1)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. 19/

	(2)	Custody Agreement dated April 5, 2011 among Registrant (on behalf of the Money Market Fund) and Goldman Sachs Trust and The Bank of New York Mellon. 13/

(h)	(1)	Amended and Restated Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 18/

	(2)	Amended and Restated Transfer Agency Agreement Fee Schedule dated April 14, 2011 to the Amended and Restated Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 13/

	(3)	Form of Participation Agreement. 2/

	(4)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. 19/

	(5)	Fund Administration and Accounting Agreement dated April 5, 2011 between the Registrant (on behalf of the Money Market Fund) and Goldman Sachs Trust and The Bank of New York Mellon. 13/

(i)		Opinion and Consent of Dechert LLP (to be filed).

(j)		Consent of PricewaterhouseCoopers LLP (to be filed).

(k)		Not Applicable.

(l)		Purchase Agreement between Registrant and The Goldman Sachs Group, L.P. dated December 12, 1997. 2/

(m)		Service Class Distribution and Service Plan dated August 4, 2005. 9/

(n)		Plan in Accordance with Rule 18f-3 dated August 4, 2005. 9/

(o)		Not Applicable.

(p)	(1)	Code of Ethics — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust, dated April 23, 1997, as amended March 12, 2009. 13/

	(2)	Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated January 23, 1991, as amended November 17, 2010. 13/

	(3)	Code of Ethics — SSgA Funds Management, Inc. (sub-adviser to Goldman Sachs Equity Index Fund) dated November 1, 2010. 13/

(q)	(1)	Powers of Attorney of Messrs. Bakhru, Coblentz, Shuch and Strubel. 20/

	(2)	Powers of Attorney of Ms. Daniels and Ms. Palmer. 18/

	(3)	Power of Attorney of Mr. McNamara. 18/

	(4)	Power of Attorney of Mr. George Travers. 12/

	(5)	Powers of Attorney of Messrs. Burke and LoRusso. 13/

1/	Incorporated by reference from the Registrant’s Initial Registration Statement, SEC File No. 333-35883, filed September 18, 1997.

2/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed December 23, 1997.

3/	Incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 26, 1999.

4/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed January 31, 2000.

5/	Incorporated by reference from Post-Effective Amendment No. 4 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 13, 2000.

6/	Incorporated by reference from Post-Effective Amendment No. 5 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 13, 2001.

7/	Incorporated by reference from Post-Effective Amendment No. 6 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 29, 2002.

8/	Incorporated by reference from Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 15, 2003.

9/	Incorporated by reference from Post-Effective Amendment No. 15 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 28, 2006.

10/	Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed May 22, 2006.

11/	Incorporated by reference from Post-Effective Amendment No. 20 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 29, 2009.

12/	Incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 3, 2010.

13/	Incorporated by reference from Post-Effective Amendment No. 23 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 29, 2011.

14/	Incorporated by reference from Post-Effective Amendment No. 25 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed December 2, 2011.

15/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 14, 2012.

16/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 23, 2005.

17/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 15, 2004.

18/	Incorporated by reference from Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, SEC. File No. 333-35883, filed April 28, 2008.

19/	Incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 30, 2007.

20/	Incorporated by reference from Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, SEC. File No. 333-35883, filed March 9, 2006.
Item 29. Persons Controlled By or Under Common Control with Registrant
Not applicable.
Item 30. Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Variable Insurance Trust, a Delaware business trust (incorporated herein by reference as Exhibit (a)(1) hereto), provides for indemnification of the Trustees and officers of the Trust, subject to certain limitations.
     The Management Agreements provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations and duties under the Management Agreements. The Management Agreements are incorporated herein by reference as Exhibits (d)(1) and (d)(5).
     Section 9 of the Amended and Restated Distribution Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit (e)(1)) and Section 7 of the Amended and Restated Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit (h)(1)) provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities.
     Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust and Goldman Sachs Credit Strategies Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser.
     Goldman Sachs Asset Management, L.P. (“GSAM LP”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP and GSAMI who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with	Name and Address of Other	Connection with
the Investment Advisers	Company	Other Company
Lloyd C. Blankfein Managing Director-GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Chairman and Chief Executive Officer

	Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director

John S. Weinberg Managing Director-GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Vice Chairman

	Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director
Item 32. Principal Underwriters.
(a) Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.
(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.
GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (2)	Chairman and Chief Executive Officer
Alan M. Cohen (2)	Global Head of Compliance, Managing Director
Gary D. Cohn (2)	Managing Director
Christopher A. Cole (2)	Managing Director
Edith Cooper (2)	Managing Director
Gordon E. Dyal (3)	Managing Director
Isabelle Ealet (4)	Managing Director
J. Michael Evans (1)	Managing Director
Richard A. Friedman (2)	Managing Director

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
Richard J. Gnodde (3)	Managing Director
Eric S. Lane (2)	Managing Director
Gwen R. Libstag (2)	Managing Director
Masanori Mochida (5)	Managing Director
Timothy J. O’Neill (2)	Managing Director
Gregory K. Palm (2)	General Counsel and Managing Director
John F.W. Rogers (2)	Managing Director
David C. Ryan (6)	Managing Director
Pablo J. Salame (4)	Managing Director
Stephen M. Scherr (2)	Managing Director
Jeffrey W. Schroeder (2)	Managing Director
Harvey M. Schwartz (2)	Managing Director
Michael S. Sherwood (4)	Managing Director
David M. Solomon (1)	Managing Director
Esta Stecher (1)	General Counsel and Managing Director
Steven H. Strongin (1)	Managing Director
Ashok Varadhan (2)	Managing Director
David A. Viniar (1)	Managing Director
John S. Weinberg (1)	Managing Director
Yoel Zaoui (3)	Managing Director

(1)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China

(2)	200 West Street, New York, NY 10282

(3)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(4)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(5)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan

(6)	1 Raffles Link, #07-01 South Lobby, Singapore 039393
(c) Not Applicable.
Item 33. Location of Accounts and Records
     The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of The Bank of New York Mellon, One Wall Street, New York, New York 10286, and JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Chicago, Illinois 60606.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 15th day of March, 2012.

GOLDMAN SACHS VARIABLE INSURANCE TRUST Registrant
By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	March 15, 2012

[1]George F. Travers George F. Travers	Principal Financial Officer and Senior Vice President	March 15, 2012

[1]Ashok N. Bakhru	Chairman and Trustee	March 15, 2012
Ashok N. Bakhru

[1]Donald C. Burke Donald C. Burke	Trustee	March 15, 2012

[1]John P. Coblentz, Jr.	Trustee	March 15, 2012
John P. Coblentz, Jr.

[1]Diana M. Daniels Diana M. Daniels	Trustee	March 15, 2012

[1]Joseph P. LoRusso Joseph P. LoRusso	Trustee	March 15, 2012

[1]Jessica Palmer Jessica Palmer	Trustee	March 15, 2012

[1]Alan A. Shuch	Trustee	March 15, 2012
Alan A. Shuch

[1]Richard P. Strubel	Trustee	March 15, 2012
Richard P. Strubel

By:	/s/ Peter V. Bonanno Peter V. Bonanno,
Attorney-In-Fact

1.	Pursuant to powers of attorney previously filed.

CERTIFICATE
     The undersigned Secretary for Goldman Sachs Variable Insurance Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2011.
     RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter V. Bonanno and James A. McNamara, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.
Dated: March 15, 2012

/s/ Peter V. Bonanno

Peter V. Bonanno,
Secretary